AST BOND PORTFOLIO 2031
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 82.7%
Asset-Backed Securities — 16.5%
Automobiles — 3.6%
AmeriCredit Automobile Receivables Trust,
Series 2021-01, Class C
0.890%	10/19/26	800	$759,910
CarMax Auto Owner Trust,
Series 2021-01, Class C
0.940%	12/15/26	200	187,362
Enterprise Fleet Funding LLC,
Series 2021-01, Class A2, 144A
0.440%	12/21/26	83	81,334
Ford Credit Auto Owner Trust,
Series 2020-02, Class A, 144A
1.060%	04/15/33	500	463,694
Series 2021-A, Class C
0.830%	08/15/28	100	93,518
Ford Credit Floorplan Master Owner Trust,
Series 2020-02, Class A
1.060%	09/15/27	300	279,783
GLS Auto Receivables Issuer Trust,
Series 2021-04A, Class A, 144A
0.840%	07/15/25	169	167,566
GM Financial Consumer Automobile Receivables Trust,
Series 2021-01, Class C
1.040%	05/17/27	200	189,034
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A
1.680%	12/27/27	300	273,534
Hertz Vehicle Financing LLC,
Series 2021-01A, Class A, 144A
1.210%	12/26/25	300	284,080
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27	800	803,003
Santander Consumer Auto Receivables Trust,
Series 2021-AA, Class C, 144A
1.030%	11/16/26	200	187,753
Santander Drive Auto Receivables Trust,
Series 2020-03, Class C
1.120%	01/15/26	200	198,495
Series 2021-02, Class C
0.900%	06/15/26	300	291,564
Series 2021-03, Class C
0.950%	09/15/27	300	291,096
			4,551,726
Collateralized Loan Obligations — 12.2%
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 0.830% (Cap N/A, Floor 0.000%)
1.299%(c)	11/17/27	309	307,488
Atrium (Cayman Islands),
Series 12A, Class AR, 144A, 3 Month LIBOR + 0.830% (Cap N/A, Floor 0.000%)
1.089%(c)	04/22/27	1,341	1,331,574
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.960% (Cap N/A, Floor 0.000%)
1.219%(c)	04/23/31	2,000	$1,979,478
Ballyrock CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR2, 144A, 3 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)
1.221%(c)	10/15/28	755	752,354
Battalion CLO Ltd. (Cayman Islands),
Series 2017-11A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.409%(c)	04/24/34	750	742,761
CIFC Funding Ltd. (Cayman Islands),
Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)
1.265%(c)	04/23/29	1,931	1,922,243
Crestline Denali CLO Ltd. (Cayman Islands),
Series 2018-01A, Class AR, 144A, 3 Month LIBOR + 1.060% (Cap N/A, Floor 1.060%)
1.301%(c)	10/15/31	1,250	1,238,838
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.404%(c)	04/20/34	1,250	1,236,867
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
1.434%(c)	10/20/31	1,500	1,493,814
Hayfin US Ltd. (Cayman Islands),
Series 2018-09A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.428%(c)	04/28/31	1,000	995,515
JMP Credit Advisors CLO Ltd. (Cayman Islands),
Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
1.521%(c)	07/17/29	216	215,364
Oaktree CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 0.870% (Cap N/A, Floor 0.000%)
1.124%(c)	10/20/27	44	43,344
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1AR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.254%(c)	10/20/31	1,250	1,238,135
Voya CLO Ltd. (Cayman Islands),
Series 2016-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
1.324%(c)	01/20/31	850	844,433
Wellfleet CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.341%(c)	07/17/31	1,000	993,172
			15,335,380
A1

AST BOND PORTFOLIO 2031 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Consumer Loans — 0.7%
OneMain Financial Issuance Trust,
Series 2021-01A, Class A2, 144A, 30 Day Average SOFR + 0.760% (Cap N/A, Floor 0.000%)
0.810%(c)	06/16/36	400	$393,973
Oportun Funding LLC,
Series 2022-01, Class A, 144A
3.250%	06/15/29	500	498,617
			892,590
Student Loan — 0.0%
ELFI Graduate Loan Program LLC,
Series 2020-A, Class A, 144A
1.730%	08/25/45	45	42,730

Total Asset-Backed Securities (cost $21,134,099)			20,822,426
Commercial Mortgage-Backed Securities — 12.5%
BANK,
Series 2019-BN19, Class A1
2.263%	08/15/61	382	373,000
Series 2020-BN25, Class A3
2.391%	01/15/63	100	96,030
Series 2020-BN26, Class A3
2.155%	03/15/63	250	230,396
Series 2020-BN28, Class A3
1.584%	03/15/63	1,500	1,319,050
Benchmark Mortgage Trust,
Series 2020-B16, Class A3
2.475%	02/15/53	100	96,512
Series 2020-B17, Class A4
2.042%	03/15/53	125	113,707
Series 2020-B19, Class A4
1.546%	09/15/53	1,500	1,336,027
Series 2020-B20, Class A3
1.945%	10/15/53	750	697,056
Series 2021-B24, Class A3
2.010%	03/15/54	1,200	1,116,154
Commercial Mortgage Trust,
Series 2013-LC06, Class ASB
2.478%	01/10/46	11	11,395
Series 2014-UBS06, Class A4
3.378%	12/10/47	174	173,063
Series 2015-CR23, Class ASB
3.257%	05/10/48	196	197,283
Series 2015-CR25, Class ASB
3.537%	08/10/48	690	695,888
CSAIL Commercial Mortgage Trust,
Series 2015-C03, Class A4
3.718%	08/15/48	1,067	1,072,668
FHLMC Multifamily Structured Pass-Through Certificates,
Series K736, Class X1, IO
1.308%(cc)	07/25/26	7,880	347,631
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Trust,
Series 2013-GC12, Class AAB
2.678%	06/10/46	15	$15,528
Series 2015-GS01, Class AAB
3.553%	11/10/48	1,430	1,438,168
Series 2019-GC42, Class A3
2.749%	09/01/52	450	427,982
Series 2020-GC45, Class A3
2.639%	02/13/53	100	97,604
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C14, Class ASB
3.761%(cc)	08/15/46	1,091	1,102,424
Series 2014-C24, Class A4A1
3.373%	11/15/47	295	291,194
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-LC09, Class A5
2.840%	12/15/47	1,882	1,885,820
Series 2013-LC11, Class ASB
2.554%	04/15/46	26	26,114
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C23, Class A3
3.451%	07/15/50	1,364	1,350,035
Series 2015-C23, Class ASB
3.398%	07/15/50	251	252,817
Morgan Stanley Capital I Trust,
Series 2021-L07, Class A1
0.881%	10/15/54	376	354,441
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C04, Class A5
2.850%	12/10/45	500	501,141
Wells Fargo Commercial Mortgage Trust,
Series 2020-C55, Class A3
2.462%	02/15/53	100	96,953

Total Commercial Mortgage-Backed Securities (cost $16,627,178)			15,716,081
Corporate Bonds — 11.8%
Aerospace & Defense — 0.2%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.950%	02/01/30	325	301,189
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
4.400%	05/01/30	20	21,448
			322,637
Agriculture — 0.3%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
4.700%	04/02/27	380	389,341
Auto Manufacturers — 0.4%
General Motors Financial Co., Inc.,
Gtd. Notes
3.700%	05/09/23	25	25,240

A2

AST BOND PORTFOLIO 2031 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
3.950%	04/13/24	500	$507,711
			532,951
Banks — 3.7%
Bank of America Corp.,
Jr. Sub. Notes, Series MM
4.300%(ff)	01/28/25(oo)	5	4,748
Sr. Unsec’d. Notes
2.687%(ff)	04/22/32	315	289,528
Sr. Unsec’d. Notes, MTN
2.015%(ff)	02/13/26	145	139,599
2.496%(ff)	02/13/31	315	289,040
BNG Bank NV (Netherlands),
Sr. Unsec’d. Notes, EMTN
2.500%	01/23/23	200	201,206
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
1.904%(ff)	09/30/28	300	268,593
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.666%(ff)	01/29/31	375	348,363
3.352%(ff)	04/24/25	160	160,430
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
3.961%(ff)	11/26/25	275	274,849
Development Bank of Japan, Inc. (Japan),
Gov’t. Gtd. Notes, 144A, MTN
3.125%	09/06/23	500	505,634
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes, EMTN
0.750%	05/07/23	250	246,155
3.250%	09/26/23	250	253,183
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)	5	4,819
Jr. Sub. Notes, Series II
4.000%(ff)	04/01/25(oo)	5	4,733
Sr. Unsec’d. Notes
2.739%(ff)	10/15/30	820	775,863
Landwirtschaftliche Rentenbank (Germany),
Gov’t. Gtd. Notes
2.375%	06/10/25	200	198,547
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31	350	327,422
Oesterreichische Kontrollbank AG (Austria),
Gov’t. Gtd. Notes
1.500%	02/12/25	200	194,079
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31	170	157,966
			4,644,757
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chemicals — 0.4%
Mosaic Co. (The),
Sr. Unsec’d. Notes
4.250%	11/15/23	500	$510,999
Diversified Financial Services — 0.8%
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
1.000%	04/17/23	500	494,827
Ontario Teachers’ Finance Trust (Canada),
Gtd. Notes
1.625%	09/12/24	500	488,546
			983,373
Electric — 0.6%
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
3.700%	07/15/30	390	401,199
Florida Power & Light Co.,
First Mortgage
2.850%	04/01/25	45	45,043
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	305	302,281
			748,523
Healthcare-Products — 0.0%
Baxter International, Inc.,
Sr. Unsec’d. Notes
3.950%	04/01/30	10	10,315
Healthcare-Services — 0.4%
HCA, Inc.,
Sr. Sec’d. Notes
5.000%	03/15/24	500	518,291
Insurance — 0.6%
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes, 144A
3.900%	04/05/32	375	374,445
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.569%	02/01/29	415	440,092
			814,537
Media — 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
5.050%	03/30/29	665	704,225
Comcast Corp.,
Gtd. Notes
3.400%	04/01/30	10	10,126
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.150%	08/15/24	35	35,070
			749,421

A3

AST BOND PORTFOLIO 2031 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Mining — 0.3%
Newmont Corp.,
Gtd. Notes
2.250%	10/01/30	375	$342,326
Multi-National — 0.2%
Asian Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
2.625%	01/30/24	200	201,087
Oil & Gas — 0.4%
Continental Resources, Inc.,
Gtd. Notes
4.500%	04/15/23	6	6,083
Diamondback Energy, Inc.,
Gtd. Notes
3.125%	03/24/31	150	143,294
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30	385	341,244
			490,621
Pharmaceuticals — 0.7%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.200%	11/21/29	495	489,116
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.875%	09/23/23	20	20,076
Viatris, Inc.,
Gtd. Notes
2.700%	06/22/30	370	326,386
			835,578
Pipelines — 0.7%
Energy Transfer LP,
Sr. Unsec’d. Notes
3.750%	05/15/30	470	463,108
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30	420	393,418
			856,526
Retail — 0.3%
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
4.200%	04/01/30	335	347,188
Semiconductors — 0.4%
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	550	484,902
Telecommunications — 0.8%
AT&T, Inc.,
Sr. Unsec’d. Notes
4.300%	02/15/30	255	269,624
T-Mobile USA, Inc.,
Sr. Sec’d. Notes
2.550%	02/15/31	520	471,555
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.550%	03/21/31	305	$283,381
			1,024,560

Total Corporate Bonds (cost $15,806,380)			14,807,933
Sovereign Bonds — 3.3%
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
1.750%	10/17/24	200	195,664
3.375%	10/31/23	400	406,243
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, EMTN
1.750%	09/05/24	600	587,288
Province of Alberta (Canada),
Sr. Unsec’d. Notes
1.300%	07/22/30	80	71,619
1.875%	11/13/24	300	294,612
3.300%	03/15/28	100	102,693
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
2.000%	10/23/22	500	501,809
Sr. Unsec’d. Notes, Series 10
1.750%	09/27/24	200	196,344
Province of Manitoba (Canada),
Sr. Unsec’d. Notes
2.125%	05/04/22	300	300,259
Sr. Unsec’d. Notes, Series GX
2.600%	04/16/24	200	200,484
Province of Ontario (Canada),
Sr. Unsec’d. Notes
3.400%	10/17/23	400	406,586
Province of Quebec (Canada),
Sr. Unsec’d. Notes
2.750%	04/12/27	100	100,279
Sr. Unsec’d. Notes, Series PD
7.500%	09/15/29	50	65,407
Sr. Unsec’d. Notes, Series QX
1.500%	02/11/25	500	484,744
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes, 144A
3.250%	06/01/23	200	202,078

Total Sovereign Bonds (cost $4,255,661)			4,116,109
U.S. Government Agency Obligations — 10.7%
Federal Home Loan Bank
0.375%	09/04/25	500	464,196
0.500%	04/14/25	2,000	1,881,103
3.250%	11/16/28	1,900	1,987,119
Federal Home Loan Mortgage Corp.
0.375%	07/21/25	3,000	2,793,196
1.500%	02/12/25	2,000	1,944,449
6.750%	09/15/29	90	115,587

A4

AST BOND PORTFOLIO 2031 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
Federal National Mortgage Assoc.
0.500%	06/17/25	1,000	$936,727
0.875%	08/05/30	1,300	1,135,434
1.625%	01/07/25(k)	2,000	1,952,220
6.625%	11/15/30	200	262,252

Total U.S. Government Agency Obligations (cost $14,498,923)			13,472,283
U.S. Treasury Obligations — 27.9%
U.S. Treasury Bonds
2.250%	05/15/41	8,800	8,303,625
3.125%	02/15/43(k)	890	956,889
U.S. Treasury Notes
0.125%	06/30/23	420	410,485
0.500%	08/31/27	215	193,584
0.750%	04/30/26	345	321,362
1.375%	12/31/28	7,140	6,673,669
1.375%	11/15/31(k)	15,025	13,787,785
1.875%	02/28/29	4,060	3,919,803
U.S. Treasury Strips Coupon
2.220%(s)	05/15/43	990	551,461

Total U.S. Treasury Obligations (cost $37,075,740)			35,118,663

Total Long-Term Investments (cost $109,397,981)			104,053,495

	Shares
Short-Term Investments — 17.2%
Affiliated Mutual Funds
PGIM Core Short-Term Bond Fund(wf)	1,051,429	9,599,544
PGIM Core Ultra Short Bond Fund(wf)	12,032,888	12,032,888

Total Short-Term Investments (cost $21,714,208)		21,632,432

TOTAL INVESTMENTS—99.9% (cost $131,112,189)		125,685,927

Other assets in excess of liabilities(z) — 0.1%		176,812

Net Assets — 100.0%		$125,862,739

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
CLO	Collateralized Loan Obligation
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate
STRIPs	Separate Trading of Registered Interest and Principal of Securities

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2022.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wf)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Short-Term Bond Fund and PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at March 31, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
845	10 Year U.S. Ultra Treasury Notes	Jun. 2022	$114,471,094	$(3,483,000)
Short Positions:
95	2 Year U.S. Treasury Notes	Jun. 2022	20,132,578	196,838
189	5 Year U.S. Treasury Notes	Jun. 2022	21,675,938	527,578
67	10 Year U.S. Treasury Notes	Jun. 2022	8,232,625	293,255
92	20 Year U.S. Treasury Bonds	Jun. 2022	13,805,750	448,274
A5

AST BOND PORTFOLIO 2031 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Futures contracts outstanding at March 31, 2022 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
1	30 Year U.S. Ultra Treasury Bonds	Jun. 2022	$177,125	$6,866
				1,472,811
				$(2,010,189)
Interest rate swap agreements outstanding at March 31, 2022:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreement:
740	08/15/28	1.220%(A)	1 Day SOFR(1)(A)	$—	$38,626	$38,626

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A6